UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)
								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	–0.21	2.91	3.95	–4.14	–0.21	15.40	47.32	3.24

Class B	–1.30	2.74	3.80	–4.91	–1.30	14.48	45.26	2.64

Class C	2.59	3.06	3.63	–1.09	2.59	16.28	42.80	2.64

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.96%, Class B — 1.71% and Class C — 1.71%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$14,526	$14,526	$16,831

Class C2	11-30-00	14,280	14,280	16,831

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,003.70	$4.82

Class B	1,000.00	1,000.00	8.52

Class C	1,000.00	999.00	8.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.30	$4.86

Class B	1,000.00	1,016.50	8.59

Class C	1,000.00	1,016.50	8.59

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.96%, 1.70% and 1.70% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 Holdings[1]

Foothill Eastern Transportation Corridor Agency, Zero, 1-1-19			4.8%

Madera County Certificates of Participation, 6.500%, 3-15-15			2.9%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39			2.0%

Commonwealth of Massachusetts, 5.500%, 12-1-24			1.9%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17			1.9%

Triborough Bridge & Tunnel Authority, 5.000%, 11-15-33			1.9%

San Bernardino County, 5.500%, 8-1-17			1.7%

Port Authority of New York & New Jersey, 6.750%, 10-1-19			1.7%

South Carolina State Public Service Authority, 5.000%, 1-1-40			1.7%

JEA Electric System Revenue, 5.000%, 10-1-38			1.6%

Sector Composition[2,3]

General Obligation Bonds	6%	Development	5%

Revenue Bonds		Pollution	5%

Transportation	21%	Water & Sewer	5%

Utilities	17%	Education	4%

Health Care	7%	Facilities	2%

Tobacco	6%	Other Revenue	16%

Airport	5%	Short-Term Investments & Other	1%

Quality Composition[2,4]

AAA	26%

AA	35%

A	20%

BBB	13%

BB	5%

Short-Term Investments & Other	1%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 11-30-10.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Tax-Free Bond Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 98.68%				$486,362,134

(Cost $456,499,028)

Alabama 0.42%				2,066,153

Birmingham Special Care Facilities
Financing Authority, Childrens Hospital	6.125	06-01-34	$2,000,000	2,066,153

Arizona 2.70%				13,327,392

Arizona Health Facilities Authority,
Phoenix Memorial Hospital (H)	8.200	06-01-21	2,150,000	22

Maricopa County Pollution Control Corp.,
El Paso Electric Co. Project, Series B	7.250	04-01-40	1,000,000	1,114,240

Phoenix Civic Improvement Corp. District,
Series B (Zero Coupon Steps up to
5.500% on 7-1-13) (D)	Zero	07-01-28	1,000,000	916,730

Salt River Project Agricultural Improvement &
Power District Electric System,
Electric, Power & Light Revenues, Series A	5.000	01-01-33	7,000,000	7,205,800

Salt River Project Agricultural Improvement &
Power District Electric System,
Electric, Power & Light Revenues, Series A	5.000	01-01-39	4,000,000	4,090,600

California 16.78%				82,721,505

Foothill Eastern Transportation
Corridor Agency,
Highway Revenue Tolls	Zero	01-15-25	5,000,000	1,843,550

Foothill Eastern Transportation
Corridor Agency, Highway Revenue Tolls,
Escrowed to Maturity, Series A	Zero	01-01-19	30,000,000	23,787,900

Los Angeles Department of Water & Power,
Electric, Power & Light Revenues, Series A	5.000	07-01-39	3,490,000	3,538,511

M-S-R Energy Authority,
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	2,874,625

Madera County Certificates of Participation	6.500	03-15-15	13,185,000	14,099,775

San Bernardino County,
Medical Center Financial Project, Series B (D)	5.500	08-01-17	8,195,000	8,504,689

San Bernardino County,
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,640,600

San Diego Redevelopment Agency,
City Heights, Series A	5.750	09-01-23	25,000	23,867

San Joaquin Hills Transportation
Corridor Agency, Highway Revenue Tolls,
Escrowed to Maturity	Zero	01-01-14	5,000,000	4,812,850

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

San Joaquin Hills Transportation
Corridor Agency, Highway Revenue Tolls,
Escrowed to Maturity	Zero	01-01-17	$4,900,000	$4,307,198

San Joaquin Hills Transportation
Corridor Agency, Highway Revenue Tolls,
Escrowed to Maturity	Zero	01-01-20	2,000,000	1,506,900

San Joaquin Hills Transportation
Corridor Agency, Highway Revenue Tolls,
Series A	5.650	01-15-17	10,000,000	9,481,000

Santa Ana Financing Authority,
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,296,020

State of California, Highway Improvements	5.500	03-01-40	3,000,000	3,004,020

Colorado 3.03%				14,911,757

Colorado Springs Utilities Revenue, Series C	5.250	11-15-42	2,825,000	2,936,616

Denver, Colorado City & County Airport
Revenue, Series A	5.250	11-15-36	5,000,000	5,096,500

Northwest Parkway Public Highway Authority,
Highway Revenue Tolls, Prerefunded to
6-15-11, Series D	7.125	06-15-41	2,865,000	3,018,106

Public Authority for Colorado Energy,
Natural Gas Revenue	6.250	11-15-28	3,500,000	3,860,535

Connecticut 0.63%				3,129,510

Connecticut State Health & Educational
Facility Authority, Yale University, Series Z3	5.050	07-01-42	3,000,000	3,129,510

District of Columbia 4.10%				20,230,013

District of Columbia	6.500	05-15-33	5,000,000	5,064,900

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-33	6,565,000	1,578,423

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-35	6,470,000	1,318,004

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-36	7,250,000	1,381,778

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series A	5.250	10-01-44	4,500,000	4,592,115

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls,
Series C (Zero Coupon Steps up to 6.500%
on 10-1-16) (D)	Zero	10-01-41	1,750,000	1,287,143

Metropolitan Washington DC Airports
Authority, Series C	5.125	10-01-39	5,000,000	5,007,650

Florida 7.05%				34,732,697

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	926,450

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,287,960

Capital Projects Finance Authority,
College & University Revenue, Series G	9.125	10-01-11	690,000	602,846

Capital Trust Agency, Seminole Tribe
Convention, Prerefunded to 10-1-12,
Series A (S)	8.950	10-01-33	3,000,000	3,473,670

12	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Crossings at Fleming Island Community
Development District, Recreations Facilities
Improvements, Series C	7.100	05-01-30	$1,000,000	$996,790

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	603,675

JEA Electric System Revenue, Series
Three — D-2	5.000	10-01-38	8,000,000	8,130,800

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A-1	5.375	10-01-41	3,000,000	3,019,590

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A	5.500	10-01-36	3,250,000	3,308,890

Miami-Dade County Water & Sewer Revenue,
Water Revenue	5.000	10-01-34	5,000,000	5,007,350

Orange County School Board, School
Improvements, Series A (D)	Zero	08-01-13	5,000,000	4,782,900

Orlando Utilities Commission, Electric, Power &
Light Revenues, Escrowed to Maturity,
Series D	6.750	10-01-17	2,200,000	2,591,776

Georgia 2.36%				11,612,207

Atlanta Tax Allocation, Eastside Project,
Series B	5.600	01-01-30	1,000,000	950,490

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	170,129

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	150,000	169,802

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	70,063

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	980,000	1,108,449

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,895,000	5,505,994

Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,585,680

Monroe County Development Authority,
Oglethorpe Power Corp., Series A	6.800	01-01-12	1,000,000	1,051,600

Illinois 3.61%				17,785,581

Chicago Board of Education, Series A	5.500	12-01-30	3,650,000	3,898,237

Chicago Tax Increment Revenue,
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	2,962,320

Illinois Development Finance Authority,
Edison Project (D)	5.850	01-15-14	3,000,000	3,285,060

Illinois Finance Authority,
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,669,665

Lake County Community Consolidated School
District No: 24	Zero	01-01-22	2,440,000	1,399,145

Round Lake Lakewood Grove Special Service
Area No: 1, Prerefunded to 3-1-13	6.700	03-01-33	1,000,000	1,130,320

Will County Community Unit School District
No: 365	Zero	11-01-21	5,780,000	3,440,834

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Indiana 0.65%				$3,210,900

Indiana Finance Authority, Duke Energy,
Series B	6.000	08-01-39	$3,000,000	3,210,900

Kentucky 2.01%				9,923,483

Kentucky Economic Development
Finance Authority, Louisville Arena,
Series A-1 (D)	6.000	12-01-33	1,000,000	1,055,530

Kentucky Economic Development
Finance Authority, Norton Healthcare,
Prerefunded to 10-1-13, Series C (D)	6.100	10-01-21	1,770,000	2,043,306

Kentucky Economic Development
Finance Authority, Norton Healthcare,
Series C (D)	6.100	10-01-21	3,230,000	3,384,717

Kentucky State Property &
Buildings Commission, Project No: 93 (D)	5.250	02-01-29	3,250,000	3,439,930

Louisiana 0.83%				4,079,660

Louisiana Local Government
Environmental Facilities, Westlake Chemical
Corp. Projects	6.750	11-01-32	2,500,000	2,556,800

Louisiana Local Government
Environmental Facilities, Westlake Chemical
Corp. Projects, Series A	6.500	11-01-35	1,500,000	1,522,860

Massachusetts 7.08%				34,883,337

Commonwealth of Massachusetts, Series C	5.500	12-01-24	8,000,000	9,524,960

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A-2	Zero	07-01-26	13,595,000	6,724,087

Massachusetts Development Finance Agency,
Harvard University, Series B	5.000	10-15-40	2,500,000	2,645,675

Massachusetts Health & Educational
Facilities Authority, Civic Investments,
Prerefunded to 12-15-12, Series B	9.200	12-15-31	3,500,000	4,111,905

Massachusetts Health & Educational
Facilities Authority, Partners HealthCare,
Series C	5.750	07-01-32	85,000	86,387

Massachusetts State Department of
Transportation, Highway Revenue Tolls	5.000	01-01-37	5,000,000	5,014,250

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	75,000	75,353

Massachusetts Water Resources Authority,
Water Revenue, Series A	5.000	08-01-40	6,500,000	6,700,720

Michigan 0.23%				1,132,210

Detroit Water Supply System Revenue,
Water Revenue, Second Lien, Series B	7.000	07-01-36	1,000,000	1,132,210

Missouri 0.62%				3,034,854

Fenton Tax Increment Revenue, Public
Improvements, Prerefunded to 10-1-11	7.000	10-01-21	955,000	1,014,134

Missouri State Health & Educational
Facilities Authority, Children’s Mercy Hospital	5.625	05-15-39	2,000,000	2,020,720

14	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Nebraska 1.30%				$6,415,259

Central Plains Energy Project Revenue,
Natural Gas Revenue, Series A	5.250	12-01-20	$4,970,000	5,014,283

Omaha Public Power District, Electric, Power &
Light Revenues, Escrowed to Maturity,
Series B	6.200	02-01-17	1,200,000	1,400,976

New Hampshire 0.26%				1,276,138

New Hampshire Health & Education
Facilities Authority, Exeter Project	6.000	10-01-24	1,250,000	1,276,138

New Jersey 4.43%				21,816,661

New Jersey State Turnpike Authority,
Highway Revenue Tolls, Series I	5.000	01-01-35	3,750,000	3,837,825

New Jersey State Turnpike Authority, Series E	5.250	01-01-40	4,500,000	4,643,325

Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,540,920

Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.750	06-01-39	5,000,000	5,738,000

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,420,000	3,056,591

New York 14.60%				71,951,359

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.000	07-15-30	2,500,000	2,556,150

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.250	07-15-40	2,000,000	2,065,780

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,000,540

New York City Industrial Development Agency,
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	1,500,000	1,514,475

New York City Municipal Water Finance
Authority, Water Revenue, Series 2009-EE	5.250	06-15-40	5,000,000	5,202,250

New York City Municipal Water Finance
Authority, Water Revenue, Series GG-1	5.000	06-15-39	10,000,000	10,237,100

New York City Transitional Finance Authority,
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	2,995,000	3,203,093

New York City Transitional Finance Authority,
Income Tax Revenue, Series A (Zero Coupon
Steps up to 14.000% on 11-1-11)	Zero	11-01-29	5,000,000	4,932,650

New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,097,920

New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.375	01-15-34	2,000,000	2,109,520

New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10-01-35	3,500,000	3,499,755

New York State Dormitory Authority,
College & University Revenue, Series B	7.500	05-15-11	145,000	149,431

New York State Dormitory Authority,
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,552,125

New York State Dormitory Authority,
State University Education Facilities, Series A	5.500	05-15-19	1,000,000	1,148,360

New York State Housing Finance Agency,
College & University Revenue, Escrowed to
Maturity, Series A	8.000	05-01-11	245,000	251,836

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Port Authority of New York & New Jersey,
144th Construction Project	5.000	10-01-29	$3,500,000	$3,632,405

Port Authority of New York & New Jersey,
163rd Construction Project	5.000	07-15-39	3,500,000	3,591,280

Port Authority of New York & New Jersey,
5th Installment Special Project AMT	6.750	10-01-19	8,700,000	8,330,772

Triborough Bridge & Tunnel Authority,
Highway Revenue Tolls	5.000	11-15-33	9,025,000	9,261,997

Westchester Tobacco Asset Securitization
Corp., Public Improvements, Prerefunded
to 7-15-17	6.950	07-15-39	2,000,000	2,613,920

Ohio 0.94%				4,641,960

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	4,330,000	3,559,000

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,082,960

Oklahoma 0.83%				4,094,400

Grand River Dam Authority, Series A	5.250	06-01-40	2,000,000	2,034,420

Tulsa Municipal Airport Trust Trustees,
Series A AMT	7.750	06-01-35	2,000,000	2,059,980

Oregon 1.38%				6,794,679

Clackamas County School District No. 12,
Series B (Zero Coupon Steps up to 5.000%
on 6-15-11)	Zero	06-15-28	5,630,000	5,710,002

Western Generation Agency, Wauna
Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,084,677

Pennsylvania 3.60%				17,718,780

Allegheny County Hospital
Development Authority,
West Penn Health Systems, Series A	5.000	11-15-28	3,500,000	2,547,965

Allegheny County Redevelopment Authority,
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	924,180

Carbon County Industrial Development
Authority, Panther Creek Partners
Project AMT	6.700	05-01-12	4,960,000	4,955,090

Luzerne County Industrial Development
Authority, Amern Water Company	5.500	12-01-39	1,000,000	1,013,460

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	784,240

Philadelphia Authority for Industrial
Development, Commercial
Development AMT	7.750	12-01-17	3,250,000	3,252,925

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,240,920

Puerto Rico 4.13%				20,355,814

Commonwealth of Puerto Rico,
Income Tax Revenue (D)(P)	10.852	07-01-11	4,900,000	5,180,280

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)	6.000	07-01-11	200,000	206,706

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.026	07-01-11	3,300,000	3,521,298

Puerto Rico Public Buildings Authority,
Government Facilities, Series P	6.750	07-01-36	3,000,000	3,273,000

16	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero coupon
Steps up to 6.750% on 8-1-16)	Zero	08-01-32	$4,000,000	$3,249,880

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series C	5.250	08-01-41	5,000,000	4,924,650

Rhode Island 0.17%				857,934

Town of Tiverton, Mount Hope Bay Village,
Series A	6.875	05-01-22	900,000	857,934

South Carolina 3.64%				17,961,576

Richland County, International Paper
Company AMT	6.100	04-01-23	3,325,000	3,366,596

South Carolina State Public Service Authority,
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,419,460

South Carolina State Public Service Authority,
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,175,520

South Dakota 1.02%				5,025,100

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	5,025,100

Texas 7.32%				36,086,580

Bexar County Health Facilities Development
Corp., Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	1,000,000	1,091,860

Brazos River Authority, TXU Energy Company,
Series A AMT	8.250	10-01-30	2,000,000	740,020

Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	5,000,000	5,160,500

Harris County, Highway Revenue Tolls, Series C	5.000	08-15-49	5,000,000	4,850,700

Houston Independent School District Public
Financing Corp., Cesar Chavez Project,
Series A (D)	Zero	09-15-16	900,000	771,930

Lower Colorado River Authority	5.625	05-15-39	4,000,000	4,176,240

Lower Colorado River Authority,
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,003,600

Mission Economic Development Corp.,
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,000,000	1,010,260

North Texas Tollway Authority,
Highway Revenue Tolls, Series K-2	6.000	01-01-38	4,000,000	4,066,280

North Texas Tollway Authority, Series A	6.000	01-01-25	3,000,000	3,197,250

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,017,940

Utah 0.15%				725,107

Salt Lake City, IHC Hospital, Inc., Escrowed to
Maturity, Series A	8.125	05-15-15	635,000	725,107

Washington 0.38%				1,896,210

Washington Public Power Supply Systems,
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,896,210

Wisconsin 0.44%				2,148,860

State of Wisconsin, Series A	5.750	05-01-33	2,000,000	2,148,860

Wyoming 0.65%				3,201,360

Campbell County Solid Waste Facilities
Revenue, Basin Electric Power Company,
Series A	5.750	07-15-39	3,000,000	3,201,360

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Other 1.34%				$6,613,098

Charter MAC Equity Issuer Trust,
Series A–4-1 AMT (S)	5.750	05-15-15	$3,000,000	3,185,520

Municipal Mortgage & Equity, LLC AMT (P)(S)	7.500	06-30-49	3,731,104	3,427,578

Short-Term Investments 0.65%				$3,194,000

(Cost $3,194,000)

			Par value	Value
Repurchase Agreement 0.65%				3,194,000

Repurchase Agreement with State Street Corp. dated 11-30-10
at 0.010% to be repurchased at $3,194,001 on 12-1-10,
collateralized by $2,925,000 Federal Home Loan Mortgage Corp.,
4.500% due 7-15-13 (valued at $3,261,375, including interest)			$3,194,000	3,194,000

Total investments (Cost $459,693,028)† 99.33%				$489,556,134

Other assets and liabilities, net 0.67%				$3,294,950

Total net assets 100.00%				$492,851,084

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.43%
Assured Guaranty Corp.	2.06%
Financial Guaranty Insurance Company	1.16%
National Public Finance Guarantee Insurance Corp.	10.31%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $457,072,554. Net unrealized appreciation aggregated $32,483,580, of which $39,287,751 related to appreciated investment securities and $6,804,171 related to depreciated investment securities.

18	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments (continued)

The portfolio had the following sector composition as a percentage of total net assets on 11-30-10:

Value as a
percentage of
Sector composition	Fund’s net assets
General Obligation Bonds	6%
Revenue Bonds
Transportation	21%
Utilities	17%
Health Care	7%
Tobacco	6%
Airport	5%
Development	5%
Pollution	5%
Water & Sewer	5%
Education	4%
Facilities	2%
Other Revenue	16%
Short-Term Investments & Other	1%

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $459,693,028)	$489,556,134
Cash	724
Receivable for investments sold	975,430
Receivable for fund shares sold	649,570
Interest receivable	7,010,123
Other receivables and prepaid assets	92,837

Total assets	498,284,818

Liabilities

Payable for investments purchased	4,392,321
Payable for fund shares repurchased	377,136
Distributions payable	486,996
Payable to affiliates
Accounting and legal services fees	5,481
Transfer agent fees	28,063
Distribution and service fees	36,304
Trustees’ fees	44,172
Other liabilities and accrued expenses	63,261

Total liabilities	5,433,734

Net assets

Capital paid-in	$486,030,689
Undistributed net investment income	1,663,695
Accumulated net realized loss on investments	(24,706,406)
Net unrealized appreciation (depreciation) on investments	29,863,106

Net assets	$492,851,084

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($439,485,553 ÷ 44,911,205 shares)	$9.79
Class B ($8,936,539 ÷ 913,173 shares)[1]	$9.79
Class C ($44,428,992 ÷ 4,540,562 shares)[1]	$9.78

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.25

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$13,453,206

Expenses

Investment management fees (Note 4)	1,372,546
Distribution and service fees (Note 4)	816,847
Accounting and legal services fees (Note 4)	36,067
Transfer agent fees (Note 4)	192,702
Trustees’ fees (Note 4)	23,635
State registration fees	25,405
Printing and postage	20,837
Professional fees	30,922
Custodian fees	35,454
Registration and filing fees	11,499
Other	12,144

Total expenses	2,578,058

Net investment income	10,875,148

Realized and unrealized loss

Net realized loss on investments	(1,068,592)
Change in net unrealized appreciation (depreciation) of investments	(8,431,783)

Net realized and unrealized loss	(9,500,375)

Increase in net assets from operations	$1,374,773

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$10,875,148	$21,591,591
Net realized gain (loss)	(1,068,592)	3,917,641
Change in net unrealized appreciation (depreciation)	(8,431,783)	16,829,443

Increase in net assets resulting from operations	1,374,773	42,338,675

Distributions to shareholders
From net investment income
Class A	(9,818,282)	(19,877,142)
Class B	(169,517)	(395,884)
Class C	(760,910)	(1,253,985)

Total distributions	(10,748,709)	(21,527,011)

From Fund share transactions (Note 5)	15,204,072	16,263,207

Total increase	5,830,136	37,074,871

Net assets

Beginning of period	487,020,948	449,946,077

End of period	$492,851,084	$487,020,948

Undistributed net investment income	$1,663,695	$1,537,256

22	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[4]	0.22	0.45	0.35	0.45	0.45	0.47	0.48
Net realized and unrealized gain
(loss) on investments	(0.18)	0.44	(0.30)	(0.13)	(0.29)	(0.18)	0.19
Total from investment operations	0.04	0.89	0.05	0.32	0.16	0.29	0.67
Less distributions
From net investment income	(0.22)	(0.45)	(0.34)	(0.45)	(0.45)	(0.46)	(0.48)
Net asset value, end of period	$9.79	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[5]	0.37[6]	9.56[7]	0.66[6]	3.25[7]	1.55[7]	2.87[7]	6.72

Ratios and supplemental data

Net assets, end of period (in millions)	$439	$440	$411	$417	$434	$459	$487
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.96[8]	0.98	1.02[8,9]	0.96	0.95	0.96	0.99
Interest and fees[10]	—	—	—	0.06	0.08	—	—
Expenses net of fee waivers	0.96[8]	0.98	1.02[8,9]	1.02	1.03	0.96	0.99
Net investment income	4.43[8]	4.64	5.05[8]	4.53	4.45	4.54	4.71
Portfolio turnover (%)	8	28	36	36	40	54	32

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	23

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[4]	0.19	0.38	0.29	0.38	0.38	0.39	0.41
Net realized and unrealized gain
(loss) on investments	(0.19)	0.44	(0.29)	(0.14)	(0.30)	(0.18)	0.18
Total from investment operations	—	0.82	—	0.24	0.08	0.21	0.59
Less distributions
From net investment income	(0.18)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)
Net asset value, end of period	$9.79	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[5]	—[6,7]	8.74[8]	0.10[6]	2.47[8]	0.80[8]	2.10[8]	5.93

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$10	$11	$13	$16	$21	$32
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.70[9]	1.74	1.77[9,10]	1.71	1.70	1.71	1.74
Interest and fees[11]	—	—	—	0.06	0.08	—	—
Expenses net of fee waivers	1.70[9]	1.73	1.77[9,10]	1.77	1.78	1.71	1.74
Net investment income	3.68[9]	3.89	4.29[9]	3.77	3.69	3.79	3.96
Portfolio turnover (%)	8	28	36	36	40	54	32

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than (0.005%).
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
11 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Net investment income[4]	0.18	0.38	0.29	0.38	0.37	0.39	0.41
Net realized and unrealized gain
(loss) on investments	(0.19)	0.44	(0.29)	(0.14)	(0.29)	(0.18)	0.18
Total from investment operations	(0.01)	0.82	—	0.24	0.08	0.21	0.59
Less distributions
From net investment income	(0.18)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)
Net asset value, end of period	$9.78	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Total return (%)[5]	(0.10)[6]	8.74[7]	0.10[6]	2.47[7]	0.80[7]	2.10[7]	5.93

Ratios and supplemental data

Net assets, end of period
(in millions)	$44	$38	$27	$13	$7	$7	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.70[8]	1.73	1.77[8,9]	1.71	1.70	1.71	1.74
Interest and fees[10]	—	—	—	0.06	0.08	—	—
Expenses net of fee waivers	1.70[8]	1.73	1.77[8,9]	1.77	1.78	1.71	1.74
Net investment income	3.67[8]	3.88	4.31[8]	3.78	3.70	3.79	3.96
Portfolio turnover (%)	8	28	36	36	40	54	32

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	25

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the six month period ended November 30, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

26	Tax-Free Bond Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $23,617,849 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010.

Semiannual report | Tax-Free Bond Fund	27

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2011	2012	2015	2016	2017	2018

$7,431,104	$6,837,618	$257,214	$209,653	$5,383,181	$3,499,079

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion of debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.50% of the next $500,000,000, (c) 0.45% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and

28	Tax-Free Bond Fund | Semiannual report

recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $312,307 for the six months ended November 30, 2010. Of this amount, $5,519 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $265,588 was paid as sales commissions to broker-dealers and $41,200 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $5,729 and $2,146 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

Semiannual report | Tax-Free Bond Fund	29

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$560,034	$172,951
Class B	46,730	3,622
Class C	210,083	16,129
Total	$816,847	$192,702

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,524,697	$25,297,059	4,875,194	$47,637,868
Distributions reinvested	723,587	7,250,617	1,476,034	14,482,920
Repurchased	(2,444,489)	(24,447,707)	(5,376,670)	(52,612,017)

Net increase	803,795	$8,099,969	974,558	$9,508,771

Class B shares

Sold	117,072	$1,174,226	249,689	$2,435,087
Distributions reinvested	10,952	109,729	25,681	251,664
Repurchased	(173,652)	(1,742,348)	(515,860)	(5,007,125)

Net decrease	(45,628)	($458,393)	(240,490)	($2,320,374)

Class C shares

Sold	1,043,190	$10,449,718	1,691,925	$16,571,159
Distributions reinvested	44,084	441,556	60,632	596,260
Repurchased	(332,423)	(3,328,778)	(828,104)	(8,092,609)

Net increase	754,851	$7,562,496	924,453	$9,074,810

Net increase	1,513,018	$15,204,072	1,658,521	$16,263,207

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated to $57,243,270 and $42,075,341, respectively, for the six months ended November 30, 2010. Included in the sales amount are sales of variable rate demand notes, which amounted to $550,000. Other short-term securities are excluded from the purchase and sales amount.

30	Tax-Free Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Tax-Free Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

Semiannual report | Tax-Free Bond Fund	31

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement.

32	Tax-Free Bond Fund | Semiannual report

The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Tax-Free Bond Fund	14.34%	3.27%	3.76%	4.83%
BarCap Municipal TR Index	12.91%	4.41%	4.32%	5.75%
Muni National Long Category Median	15.26%	3.26%	3.54%	5.08%
Morningstar 15(c) Peer Group Median	16.51%	2.67%	3.21%	4.88%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees,

Semiannual report | Tax-Free Bond Fund	33

including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.01%	Slightly Higher	Higher
Net Expense Ratio (Class A)	1.00%	Higher	Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

34	Tax-Free Bond Fund | Semiannual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | Tax-Free Bond Fund	35

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	520SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)
								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	2.04	2.68	4.28	–3.59	2.04	14.14	52.05	4.16

Class B	1.07	2.52	4.14	–4.36	1.07	13.23	50.00	3.59

Class C	5.08	2.85	3.98	–0.42	5.08	15.10	47.71	3.60

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.01%, Class B — 1.76% and Class C — 1.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$15,000	$15,000	$16,831

Class C2	11-30-00	14,771	14,771	16,831

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,009.50	$4.94

Class B	1,000.00	1,005.70	8.75

Class C	1,000.00	1,005.70	8.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.00	$4.94

Class B	1,000.00	1,016.30	8.75

Class C	1,000.00	1,016.30	8.70

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.74% and 1.73% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 Holdings[1]

Atlanta Water & Waste Water Revenue, 5.000% 11-1-19	3.6%

Foothill Eastern Transportation Corridor Agency, Zero, 1-1-18	2.3%

Texas Municipal Gas Acquisition & Supply Corp., 6.250%, 12-15-26	2.0%

Golden State Tobacco Securitization Corp., 4.500%, 6-1-27	1.8%

New York Liberty Development Corp., 5.250%, 10-1-35	1.8%

Love Field Airport Modernization Corp., 5.250%, 11-1-40	1.6%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25	1.6%

North Texas Tollway Authority, 5.750%, 1-1-38	1.5%

Puerto Rico Sales Tax Financing Corp., 5.250%, 8-1-41	1.3%

Pennsylvania Turnpike Commission, Zero, 12-1-38	1.2%

Sector Composition[2,3]

General Obligation	2%	Tobacco	5%

Revenue Bonds		Water & Sewer	5%

Development	19%	Airport	4%

Pollution	13%	Education	3%

Transportation	11%	Facilities	1%

Health Care	10%	Other Revenue	18%

Utilities	7%	Short-Term Investments & Other	2%

Quality Composition[2,4]

AAA	8%

AA	7%

A	35%

BBB	34%

BB	10%

B	2%

CCC and Below	2%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 11-30-10.

3 Investments concentrated in one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	High Yield Municipal Bond Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 98.08%				$288,255,712

(Cost $272,846,099)

Alabama 2.06%				6,046,035

Birmingham Special Care Facilities
Financing Authority, Childrens Hospital	6.125	06-01-34	$2,000,000	2,066,155

Courtland Industrial Development Board,
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	1,896,540

Selma Industrial Development Board,
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,083,340

Arizona 2.18%				6,399,440

Maricopa County Industrial Development
Authority, Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,128,490

Maricopa County Pollution Control Corp.,
El Paso Electric Co. Project, Series B	7.250	04-01-40	2,000,000	2,228,480

Maricopa County Pollution Control Corp.,
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,042,470

California 8.47%				24,888,693

California State Public Works Board,
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,039,360

California Statewide Communities
Development Authority, Thomas Jefferson
School of Law, Series A	7.250	10-01-38	1,000,000	1,041,940

Foothill Eastern Transportation
Corridor Agency, Highway Revenue Tolls	Zero	01-15-36	4,000,000	630,520

Foothill Eastern Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity, Series A	Zero	01-01-18	7,950,000	6,638,727

Golden State Tobacco Securitization Corp.,
Series A-1	4.500	06-01-27	6,405,000	5,377,702

M-S-R Energy Authority, Natural Gas Revenue,
Series A	6.500	11-01-39	1,500,000	1,626,270

M-S-R Energy Authority, Natural Gas Revenue,
Series B	7.000	11-01-34	1,500,000	1,724,775

San Bernardino County, Medical Center
Financial Project, Series B (D)	5.500	08-01-17	2,245,000	2,329,839

Southern California Public Power Authority,
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,534,140

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

State of California	5.250	11-01-40	$2,000,000	$1,944,080

State of California, Highway Improvements	5.500	03-01-40	1,000,000	1,001,340

Colorado 2.53%				7,442,908

Colorado Health Facilities Authority, Christian
Living Community Project, Series A	9.000	01-01-34	750,000	801,053

Colorado Health Facilities Authority, Christian
Living Community Project, Series A	5.750	01-01-26	1,000,000	931,230

E-470 Public Highway Authority, Highway
Revenue Tolls, Series C	5.375	09-01-26	1,000,000	944,560

Public Authority for Colorado Energy,
Natural Gas Revenue	6.250	11-15-28	2,500,000	2,757,525

Regional Transportation District, Denver
Transit Partners	6.000	01-15-41	2,000,000	2,008,540

Connecticut 0.54%				1,597,365

Hamden Facility Revenue, Whitney Center
Project, Series A	7.750	01-01-43	1,500,000	1,597,365

Delaware 0.63%				1,845,340

Delaware Economic Development Authority,
Indian River Power Authority	5.375	10-01-45	2,000,000	1,845,340

District of Columbia 1.21%				3,561,966

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series A	Zero	10-01-37	4,000,000	675,280

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series B	Zero	10-01-39	4,600,000	680,156

Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series C (Zero Coupon
Steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	3,000,000	2,206,530

Florida 7.26%				21,341,000

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	905,865

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,338,720

Capital Projects Finance Authority,
College & University Revenue, Series G	9.125	10-01-11	755,000	659,636

Capital Trust Agency, Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	1,000,000	1,157,890

Crossings at Fleming Island Community
Development District, Recreations Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	996,790

Heritage Harbour North Community
Development District	6.375	05-01-38	1,245,000	1,032,093

Live Oak Community Development
District No: 1, Series A	6.300	05-01-34	1,000,000	1,010,010

Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Series A	6.125	11-15-11	200,000	200,590

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A	5.500	10-01-36	2,000,000	2,036,240

Miami-Dade County Aviation Revenue,
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	1,781,420

12	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Orlando Urban Community Development District,
Electric Light & Power Improvements	6.250	05-01-34	$1,000,000	$863,950

Orlando Urban Community Development District,
Electric Light & Power Improvements	6.000	05-01-20	595,000	547,108

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,079,560

Poinciana Community Development District,
Sewer Improvements, Series A	7.125	05-01-31	1,180,000	1,179,858

South Kendall Community Development
District, Series A	5.900	05-01-35	930,000	866,388

Tolomato Community Development District	6.650	05-01-40	1,000,000	705,560

Tolomato Community Development
District No: 8	6.450	05-01-23	1,000,000	766,980

Village Community Development District	6.375	05-01-38	865,000	872,820

Village Community Development District No 8	6.125	05-01-39	1,000,000	987,340

Village Community Development District No: 5,
Series A	6.500	05-01-33	1,320,000	1,352,182

Georgia 6.67%				19,600,763

Atlanta Tax Allocation, Eastside Project,
Series B	5.600	01-01-30	1,500,000	1,425,735

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,601,100

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-20	1,000,000	1,176,670

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,080,920

Clayton County Development Authority,
Delta Air Lines AMT	9.000	06-01-35	1,000,000	1,087,490

Gainesville & Hall County Development Authority,
ACTS Retirement-Life Communities, Inc.,
Series A-2	6.625	11-15-39	1,100,000	1,133,253

Marietta Development Authority, Life
University, Inc. Project	7.000	06-15-30	1,500,000	1,495,185

Municipal Electric Authority of Georgia,
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,600,410

Guam 0.74%				2,186,820

Guam Government, Series A	7.000	11-15-39	2,000,000	2,186,820

Hawaii 0.39%				1,141,420

Hawaii State Department of Budget & Finance,
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,141,420

Illinois 2.83%				8,316,901

Chicago Tax Increment Revenue, Pilsen
Redevelopment, Series B	6.750	06-01-22	2,000,000	1,974,880

Illinois Development Finance Authority,
Series C1 (P)	5.950	08-15-26	1,000,000	993,450

Illinois Finance Authority, Navistar International
Recover Facility	6.500	10-15-40	3,100,000	3,122,351

Illinois Finance Authority, Rush University
Medical Center, Series A	7.250	11-01-38	2,000,000	2,226,220

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Indiana 1.68%				$4,947,818

Crown Point Economic Development Revenue,
Wittenberg Village Project, Series A	8.000	11-15-39	$1,250,000	1,251,500

Indiana Finance Authority, Duke Energy,
Series B	6.000	08-01-39	1,000,000	1,070,300

Indiana Finance Authority, U.S. Steel Corp.	6.000	12-01-26	2,000,000	1,955,800

St. Joseph County, Holy Cross Village at Notre
Dame Project, Series A	6.000	05-15-26	230,000	222,578

St. Joseph County, Holy Cross Village at Notre
Dame Project, Series A	6.000	05-15-38	475,000	447,640

Iowa 0.41%				1,204,678

Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,021,770

Iowa Finance Authority, Care Initiatives Project,
Prerefunded to 7-11-11	9.250	07-01-25	170,000	182,908

Kansas 0.84%				2,472,705

Wyandotte County-Kansas City Unified
Government, Sales Tax Revenue, Series B	Zero	06-01-21	4,500,000	2,472,705

Kentucky 1.06%				3,103,520

Kentucky Economic Development
Finance Authority, Owensboro Medical
Health System	6.500	03-01-45	2,000,000	2,045,480

Owen County Kentucky Waterworks System
Revenue, Amern Water Company Project,
Series A	6.250	06-01-39	1,000,000	1,058,040

Louisiana 2.68%				7,889,340

Louisiana Local Government Environmental
Facilities, Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,068,160

Louisiana Local Government Environmental
Facilities, Westlake Chemical Corp.,
Series A-2	6.500	11-01-35	2,000,000	2,036,280

St. John Baptist Parish Revenue, Marathon Oil
Corp., Series A	5.125	06-01-37	3,000,000	2,784,900

Maryland 1.12%				3,304,410

Baltimore County, East Baltimore Research
Park, Series A	7.000	09-01-38	1,000,000	1,006,970

Maryland Economic Development Corp.,
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,297,440

Massachusetts 2.43%				7,150,838

Massachusetts Development Finance Agency,
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	951,830

Massachusetts Development Finance Agency,
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,701,258

Massachusetts Health & Educational Facilities
Authority, Civic Investments, Prerefunded to
12-15-12 Series B	9.200	12-15-31	2,500,000	2,937,075

Massachusetts State College Building Authority,
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,560,675

14	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Michigan 0.75%				$2,191,640

Michigan Strategic Fund Ltd., Detroit Education	5.625	07-01-20	$1,000,000	1,100,680

Michigan Strategic Fund Ltd., Dow Chemical
Company, Series A-1 AMT (P)	6.750	12-01-28	1,000,000	1,090,960

Minnesota 0.66%				1,936,460

North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	995,710

St Paul Housing & Redevelopment Authority,
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	940,750

Mississippi 0.69%				2,015,910

Mississippi Business Finance Corp., System
Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	995,170

Warren County, International Paper Company,
Series A	5.800	05-01-34	1,000,000	1,020,740

Missouri 0.64%				1,884,766

Missouri Joint Municipal Electric Utility
Commission, Iatan 2 Project, Series A	6.000	01-01-39	1,000,000	1,054,910

St. Louis Airport Revenue, Lambert St. Louis
International Airport	6.625	07-01-34	800,000	829,856

Nevada 0.31%				911,140

Sparks Tourism Improvement District No: 1,
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	911,140

New Hampshire 0.86%				2,519,600

New Hampshire Business Finance Authority,
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,470,600

New Hampshire Business Finance Authority,
Series A AMT (P)	6.875	12-01-29	1,000,000	1,049,000

New Jersey 3.48%				10,234,964

New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.625	09-15-12	2,460,000	2,497,540

New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.250	09-15-29	1,300,000	1,222,000

New Jersey Health Care Facilities Financing
Authority, St. Peter’s University Hospital,
Series A	6.875	07-01-30	1,000,000	1,002,710

New Jersey State Educational Facilities Authority,
University of Medical and Dentistry	7.500	12-01-32	1,000,000	1,124,270

Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,135,230

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,640,000	3,253,214

New Mexico 1.38%				4,055,880

Farmington Pollution Control, Electric, Power &
Light Revenues	5.900	06-01-40	3,000,000	3,043,560

Farmington Pollution Control Revenue	5.900	06-01-40	1,000,000	1,012,320

New York 5.79%				17,004,846

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.375	07-15-43	1,000,000	1,035,920

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.250	07-15-40	1,000,000	1,032,890

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Chautauqua County Industrial Development
Agency, Dunkirk Power Project	5.875	04-01-42	$1,350,000	$1,371,776

Long Island Power Authority, Electric, Power &
Light Revenues, Series A	5.750	04-01-39	2,500,000	2,633,325

Long Island Power Authority, Electric, Power &
Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,575,271

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	1,500,000	1,500,405

New York City Industrial Development Agency,
American Airlines-JFK Airport AMT	7.500	08-01-16	2,000,000	2,074,180

New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10-01-35	5,250,000	5,249,633

Port Authority of New York & New Jersey,
5th Installment Special Project AMT	6.750	10-01-19	555,000	531,446

North Carolina 0.76%				2,244,480

North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series A	5.500	01-01-26	1,000,000	1,072,720

North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,171,760

Ohio 3.85%				11,316,273

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	4,500,000	3,483,045

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	2,870,000	2,358,968

Cleveland Ohio Airport Revenue, Continental
Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,063,245

Hickory Chase Community Authority, Hickory
Chase Project	7.000	12-01-38	1,000,000	654,250

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series A (P)	5.750	06-01-33	1,500,000	1,673,805

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,082,960

Oklahoma 1.41%				4,157,667

Oklahoma Municipal Power Authority, Electric,
Power & Light Revenues, Series A	6.000	01-01-38	1,685,000	1,814,593

Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06-01-20	1,375,000	1,313,084

Tulsa Municipal Airport Trust Trustees,
Series A AMT	7.750	06-01-35	1,000,000	1,029,990

Oregon 0.53%				1,563,432

Western Generation Agency, Wauna
Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,089,607

Western Generation Agency, Wauna
Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	473,825

Pennsylvania 5.12%				15,032,195

Allegheny County Hospital Development Authority,
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	727,990

Allegheny County Industrial Development
Authority, Environmental Improvements	6.875	05-01-30	1,000,000	1,036,990

16	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Pennsylvania (continued)

Allegheny County Industrial Development
Authority, Environmental Improvements	5.500	11-01-16	$1,000,000	$1,032,740

Pennsylvania Economic Development Financing
Authority, Allegheny Energy
Supply Company	7.000	07-15-39	2,500,000	2,750,975

Pennsylvania Economic Development Financing
Authority, Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,029,950

Pennsylvania Turnpike Commission, Highway
Revenue Tolls, Series E (Zero Coupon Steps
up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	3,585,500

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	784,240

Pennsylvania Turnpike Commission,
Series C-2 (Zero Coupon Steps up to 5.350%
on 12-1-15)	Zero	12-01-30	3,000,000	2,172,450

Philadelphia Gas Waterworks Revenue	5.250	08-01-40	2,000,000	1,911,360

Puerto Rico 8.30%				24,404,823

Commonwealth of Puerto Rico, Series B	6.500	07-01-37	2,000,000	2,221,980

Commonwealth of Puerto Rico, Series C	6.000	07-01-39	1,000,000	1,041,430

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A (Zero Coupon Steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,500,000	1,526,715

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,028,740

Puerto Rico Electric Power Authority, Electric,
Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,206,738

Puerto Rico Electric Power Authority, Electric,
Power & Light Revenues, Series XX	5.250	07-01-40	3,000,000	2,955,540

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A	5.750	08-01-37	3,000,000	3,094,710

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A (Zero Coupon Steps up
to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,437,410

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A	5.500	08-01-42	3,000,000	3,032,040

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A	Zero	08-01-33	5,000,000	1,198,800

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A (D)	Zero	08-01-41	5,000,000	721,000

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series C	5.250	08-01-41	4,000,000	3,939,720

Rhode Island 0.16%				467,183

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	165,000	166,906

Town of Tiverton, Mount Hope Bay Village,
Series A	6.875	05-01-22	315,000	300,277

South Carolina 0.11%				319,615

Lancaster County, Edenmoor Improvement
District, Series A (H)	5.750	12-01-37	970,000	319,615

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Tennessee 1.94%				$5,685,566

Johnson City Health & Educational Facilities,
Mountain States Health Alliance, Prerefunded
to 7-1-12, Series A	7.500	07-01-33	$1,000,000	1,105,750

Tennessee Energy Acquisition Corp., Natural
Gas Revenue, Series C	5.000	02-01-25	4,720,000	4,579,816

Texas 12.84%				37,736,949

Bexar County Health Facilities Development
Corp., Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	150,000	163,779

Brazos Harbor Industrial Development Corp.,
Dow Chemical Company Project AMT (P)	5.900	05-01-38	1,500,000	1,510,650

Brazos River Authority, TXU Energy Company,
Series A AMT	7.700	04-01-33	2,500,000	925,000

Gulf Coast Industrial Development Authority,
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,127,552

Gulf Coast Waste Disposal Authority,
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,509,750

Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,117,550

Love Field Airport Modernization Corp.,
Southwest Airlines Co. Project	5.250	11-01-40	5,000,000	4,631,300

Matagorda County Navigation District, Electric,
Power & Light Revenues, Series A	6.300	11-01-29	1,000,000	1,065,980

Metro Health Facilities Development Corp.,
Wilson N. Jones Memorial Hospital Project,
Prerefunded to 1-1-11	7.250	01-01-31	1,000,000	1,005,840

Mission Economic Development Corp.,
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,500,000	1,515,390

Mission Economic Development Corp.,
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,047,638

North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	02-01-23	2,000,000	2,065,700

North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,117,330

North Texas Tollway Authority,
Highway Revenue Tolls, Series C	5.250	01-01-44	1,500,000	1,366,875

North Texas Tollway Authority,
Highway Revenue Tolls, Series F	5.750	01-01-38	4,500,000	4,499,730

North Texas Tollway Authority,
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,016,570

Tarrant County Cultural Education Facilities
Finance Corp., Air Force Retirement Facility	6.375	11-15-44	2,000,000	1,973,660

Texas Municipal Gas Acquisition & Supply
Corp., Natural Gas Revenue, Series D	6.250	12-15-26	5,500,000	6,034,655

Travis County Health Facilities
Development Corp., Westminster Manor	7.000	11-01-30	1,000,000	1,042,000

18	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Virgin Islands 0.36%				$1,047,470

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	$1,000,000	1,047,470

Virginia 0.76%				2,247,380

Washington County Industrial Development
Authority, Mountain States Health Alliance,
Series C	7.750	07-01-38	2,000,000	2,247,380

Washington 0.36%				1,057,680

Washington Health Care Facilities Authority,
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,057,680

West Virginia 0.34%				985,050

West Virginia Economic Development
Authority, Appalachian Power Company,
Series A (P)	5.375	12-01-38	1,000,000	985,050

Wisconsin 0.26%				774,413

Wisconsin Health & Educational Facilities Authority,
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	774,413

Wyoming 0.33%				955,000

Sweetwater County, FMC Corp. Project AMT	5.600	12-01-35	1,000,000	955,000

Other 0.36%				1,063,370

Charter MAC Equity Issuer Trust AMT (S)	6.000	05-15-19	1,000,000	1,063,370

Short-Term Investments 1.08%				$3,166,000

(Cost $3,166,000)
Repurchase Agreement with State Street Corp. dated 11-30-10 at
0.010% to be repurchased at $3,166,001 on 12-01-10, collateralized by
$2,900,000 Federal Home Loan Mortgage Corp., 4.500% due 7-15-13
(valued at $3,233,500, including interest)			$3,166,000	3,166,000

Total investments (Cost $276,012,099)† 99.16%				$291,421,712

Other assets and liabilities, net 0.84%				$2,458,203

Total net assets 100.00%				$293,879,915

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	19

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	0.76%
Assured Guaranty Municipal Corp.	3.64%
CIFG Holding Ltd.	1.15%
National Public Finance Guarantee Insurance Company	1.55%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $274,505,329. Net unrealized appreciation aggregated $16,916,383, of which $21,581,885 related to appreciated investment securities and $4,665,502 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 11-30-10:

General Obligation	2%
Revenue Bonds
Development	19%
Pollution	13%
Transportation	11%
Health Care	10%
Utilities	7%
Tobacco	5%
Water & Sewer	5%
Airport	4%
Education	3%
Facilities	1%
Other Revenue	18%
Short-Term Investments & Other	2%

20	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the valueof what the Fund owns, is due and owes. You’ll also find the net asset value and themaximum offering price per share.

Assets

Investments, at value (Cost $276,012,099)	$291,421,712
Cash	837
Receivable for investments sold	1,869,553
Receivable for fund shares sold	1,116,081
Interest receivable	4,518,439
Other receivables and prepaid assets	69,106

Total assets	298,995,728

Liabilities

Payable for investments purchased	3,926,920
Payable for fund shares repurchased	691,391
Distributions payable	366,033
Payable to affiliates
Accounting and legal services fees	3,329
Transfer agent fees	17,047
Distribution and service fees	51,718
Trustees’ fees	10,629
Other liabilities and accrued expenses	48,746

Total liabilities	5,115,813

Net assets

Capital paid-in	$294,378,494
Undistributed net investment income	260,271
Accumulated net realized loss on investments	(16,168,463)
Net unrealized appreciation (depreciation) on investments	15,409,613

Net assets	$293,879,915

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($223,138,818 ÷ 28,046,870 shares)	$7.96
Class B ($9,077,542 ÷ 1,140,993 shares)[1]	$7.96
Class C ($61,663,555 ÷ 7,751,098 shares)[1]	$7.96

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.34

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 11-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,600,939

Expenses

Investment management fees (Note 4)	816,806
Distribution and service fees (Note 4)	640,856
Accounting and legal services fees (Note 4)	21,919
Transfer agent fees (Note 4)	125,049
Trustees’ fees (Note 4)	11,541
State registration fees	29,578
Printing and postage	13,944
Professional fees	34,755
Custodian fees	20,456
Registration and filing fees	10,628
Other	7,924

Total expenses	1,733,456

Net investment income	6,867,483

Realized and unrealized loss

Net realized loss on investments	(595,306)
Change in net unrealized appreciation (depreciation) of investments	(4,474,892)

Net realized and unrealized loss	(5,070,198)

Increase in net assets from operations	$1,797,285

22	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$6,867,483	$11,680,528
Net realized loss	(595,306)	(1,080,009)
Change in net unrealized appreciation (depreciation)	(4,474,892)	19,405,158

Increase in net assets resulting from operations	1,797,285	30,005,677

Distributions to shareholders
From net investment income
Class A	(5,243,672)	(8,780,331)
Class B	(174,235)	(374,291)
Class C	(1,207,003)	(2,067,677)

Total distributions	(6,624,910)	(11,222,299)

From Fund share transactions (Note 5)	23,382,708	74,636,115

Total increase	18,555,083	93,419,493

Net assets

Beginning of period	275,324,832	181,905,339

End of period	$293,879,915	$275,324,832

Undistributed net investment income	$260,271	$17,698

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income[4]	0.20	0.40	0.32	0.41	0.41	0.42	0.43
Net realized and unrealized gain
(loss) on investments	(0.12)	0.63	(0.58)	(0.34)	(0.35)	0.05	0.35
Total from investment operations	0.08	1.03	(0.26)	0.07	0.06	0.47	0.78
Less distributions
From net investment income	(0.19)	(0.39)	(0.30)	(0.41)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$7.96	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)[5]	0.95[7]	14.15[6]	(3.04)[7]	0.81[6]	0.60[6]	5.61[6]	9.64

Ratios and supplemental data

Net assets, end of period (in millions)	$223	$207	$139	$94	$71	$72	$72
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.98[8]	1.01	1.15[8,9]	1.09	1.13	1.09	1.14
Interest and fees[10]	—	—	—	0.16	0.20	—	—
Expenses net of fee waivers	0.98[8]	1.00	1.15[8,9]	1.25	1.33	1.09	1.14
Net investment income	4.78[8]	5.16	6.07[8]	4.85	4.77	4.71	5.09
Portfolio turnover (%)	16	14	49	75	63	52	65

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income[4]	0.16	0.35	0.28	0.35	0.35	0.36	0.37
Net realized and unrealized gain
(loss) on investments	(0.11)	0.62	(0.58)	(0.34)	(0.36)	0.04	0.35
Total from investment operations	0.05	0.97	(0.30)	0.01	(0.01)	0.40	0.72
Less distributions
From net investment income	(0.16)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)
Net asset value, end of period	$7.96	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)[5]	0.57[7]	13.29[6]	(3.59)[7]	0.06[6]	(0.15)[6]	4.83[6]	8.84

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$8	$8	$11	$16	$24
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.74[8]	1.76	1.90[8,9]	1.84	1.88	1.84	1.87
Interest and fees[10]	—	—	—	0.16	0.20	—	—
Expenses net of fee waivers	1.74[8]	1.75	1.90[8,9]	2.00	2.08	1.84	1.87
Net investment income	4.03[8]	4.42	5.34[8]	4.09	4.05	4.11	4.35
Portfolio turnover (%)	16	14	49	75	63	52	65

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	25

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Net investment income[4]	0.16	0.34	0.28	0.34	0.34	0.35	0.36
Net realized and unrealized gain
(loss) on investments	(0.11)	0.63	(0.58)	(0.33)	(0.35)	0.05	0.36
Total from investment operations	0.05	0.97	(0.30)	0.01	(0.01)	0.40	0.72
Less distributions
From net investment income	(0.16)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)
Net asset value, end of period	$7.96	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Total return (%)[5]	0.57[7]	13.30[6]	(3.59)[7]	0.06[6]	(0.15)[6]	4.83[6]	8.82

Ratios and supplemental data

Net assets, end of period (in millions)	$62	$59	$35	$23	$9	$9	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.73[8]	1.76	1.90[8,9]	1.84	1.88	1.84	1.89
Interest and fees[10]	—	—	—	0.16	0.20	—	—
Expenses net of fee waivers	1.73[8]	1.75	1.90[8,9]	2.00	2.08	1.84	1.89
Net investment income	4.03[8]	4.40	5.29[8]	4.11	4.02	4.09	4.33
Portfolio turnover (%)	16	14	49	75	63	52	65

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
10 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

26	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the six month period ended November 30, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | High Yield Municipal Bond Fund	27

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,394,645 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010.

28	High Yield Municipal Bond Fund | Semiannual report

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2011	2012	2013	2014	2015	2016	2017	2018

$2,540,698	$2,816,241	$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforward and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $1,850,000,000, (d) 0.4800% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net asset value in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Semiannual report | High Yield Municipal Bond Fund	29

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $352,036 for the six months ended November 30, 2010. Of this amount, $354 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $349,838 was paid as sales commissions to broker-dealers and $1,844 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $5,753 and $4,930 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	High Yield Municipal Bond Fund | Semiannual report

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$283,916	$95,050
Class B	45,100	3,959
Class C	311,840	26,040
Total	$640,856	$125,049

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,224,000	$50,925,199	12,585,622	$98,015,504
Distributions reinvested	438,797	3,577,143	732,919	5,751,558
Repurchased	(4,267,803)	(34,764,212)	(6,329,377)	(49,430,949)

Net increase	2,394,994	$19,738,130	6,989,164	$54,336,113

Class B shares

Sold	172,185	$1,407,892	325,326	$2,522,582
Distributions reinvested	11,780	95,946	24,432	191,244
Repurchased	(163,175)	(1,329,785)	(330,214)	(2,581,992)

Net increase	20,790	$174,053	19,544	$131,834

Class C shares

Sold	1,267,271	$10,341,768	3,662,614	$28,417,457
Distributions reinvested	92,064	750,050	153,298	1,205,134
Repurchased	(937,619)	(7,621,293)	(1,206,543)	(9,454,423)

Net increase	421,716	$3,470,525	2,609,369	$20,168,168

Net increase	2,837,500	$23,382,708	9,618,077	$74,636,115

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated to $66,929,923 and $45,384,372, respectively, for the six months ended November 30, 2010.

Semiannual report | High Yield Municipal Bond Fund	31

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Municipal Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients;

32	High Yield Municipal Bond Fund | Semiannual report

(c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | High Yield Municipal Bond Fund	33

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.

The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High-Yield Municipal Bond Fund	25.17%	1.68%	3.71%	4.62%
BarCap Municipal TR Index	12.91%	4.41%	4.32%	5.75%
High Yield Muni Category Median	29.52%	–0.84%	2.01%	4.26%
Morningstar 15(c) Peer Group Median	29.41%	–1.63%	1.81%	4.35%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

34	High Yield Municipal Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.04%	Inline	Higher
Net Expense Ratio (Class A)	1.03%	Higher	Higher

The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the

Semiannual report | High Yield Municipal Bond Fund	35

advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

36	High Yield Municipal Bond Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Municipal Bond Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	590SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011